EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
EXPENSES BY NATURE
Schedule of expenses by nature

	2025	2024	2023
Administrative expenses	$’000	$’000	$’000
Salary and other employee related costs	3,568	4,517	6,430
Restructuring and transaction related costs	3,822	2,363	4,969
Insurance	1,048	1,416	2,128
Depreciation and amortisation	541	738	1,473
Legal, professional and regulatory fees	1,408	1,080	1,772
Indirect taxes	—	962	994
Property tax	70	558	919
Consulting fees	53	276	533
Repairs and maintenance	95	50	455
Office general expenses	373	708	349
Public relations and associated activities	170	246	255
Travel	99	80	226
Carbon credits	—	—	129
Foreign exchange	(196)	(458)	(1,683)
Total operating expenses	11,050	12,536	18,949

Finance costs – interest on borrowings and bond	4,202	6,810	11,556
Total finance costs	4,202	6,810	11,556